Label	Element	Value
KraneShares Emerging Markets Healthcare Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KRANE SHARES TRUST KraneShares Emerging Markets Healthcare Index ETF (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 29, 2018 to the currently effective Prospectus, as may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectus (the “Prospectus”) listed above and should be read in conjunction with the Prospectus.

•	In the Fund Summary section related to the Fund in the Prospectus, the first two paragraphs under the “Principal Investment Strategies” heading are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components, and securities underlying depositary receipts in the Underlying Index. The Underlying Index is a free float adjusted market capitalization weighted index (subject to the modifications described below) designed to track the equity market performance of emerging market companies engaged in the healthcare business. Securities eligible for inclusion in the Underlying Index include those issued by companies classified by FactSet Revere Business Industry Classification (“FactSet”) as being engaged in the health technology or health services industries. The types of companies that may be included in the Underlying Index include those engaged in the pharmaceuticals, biotechnology, medical specialties, managed health care, hospital/nursing management, medical/nursing services and services to the health industry businesses. Emerging market companies include those that are classified by the provider of the Underlying Index, Solactive AG (“Index Provider”), as having one of the following countries of risk: Brazil, Chile, China, Czech Republic, Colombia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Thailand, Turkey or United Arab Emirates. Shares listed locally in the United Arab Emirates are generally not eligible for inclusion in the Underlying Index, however. The Underlying Index may include small-cap, mid-cap and large-cap companies.

The Underlying Index applies the following screens so that the securities eligible for inclusion in the Underlying Index, at the time of rebalance: (1) are issued by companies with a minimum market capitalization of $1 billion (or $5 billion in the case of China A-Shares); (2) have a minimum average daily trading volume of $1 million as measured over the last month and six month periods; (3) must have traded on 90% of the eligible trading days over the last six months; and (4) trade at a price below $10,000 per share. If the stock does not have a trading history of six months, the stock must have started trading at least three months before being added to the Underlying Index and must have traded on 90% of the eligible trading days during such time.

The Underlying Index is weighted according to each component’s free-float adjusted market capitalization, but is modified so that, as of the rebalance date, no issuer constitutes more than 4.5% of the Underlying Index and the issuers of any one country do not constitute more than 45% of the Underlying Index. Any excess weights will be redistributed pro rata among the other index constituents. The Underlying Index includes only securities of issuers that have a free float market capitalization of 10% or more of their total market capitalization. Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. China A-Shares eligible for inclusion in the Underlying Index must be tradeable through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program.

•	In the Fund Summary section related to the Fund in the Prospectus, the third to last paragraph under the “Principal Investment Strategies” heading is deleted in its entirety and replaced with the following:

As of August 28, 2018, the Underlying Index included approximately 84 securities of companies with a market capitalization range of $925 million to $38 billion and a weighted average market capitalization of $11 billion and the largest markets represented in the underlying index were China (39%) and South Korea (26%). The Underlying Index is rebalanced quarterly.

•	In the Fund Summary section related to the Fund in the Prospectus, the following is added under “Geographic Focus Risk” under the “Principal Risks”:

South Korea Risk. The Fund is susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

•	In the “Underlying Indexes” sub-section of the “Additional Information About the Funds” section, the first four paragraphs under “KraneShares Emerging Markets Healthcare Index ETF (“KMED”)” are deleted in their entirety and replaced with the following:

The Underlying Index is a free float adjusted market capitalization weighted index (subject to the modifications described below) designed to track the equity market performance of emerging market companies engaged in the healthcare business. Securities eligible for inclusion in the Underlying Index include those issued by companies classified by FactSet Revere Business Industry Classification (“FactSet”) as being engaged in the health technology or health services industries. The types of companies that may be included in the Underlying Index include those engaged in the pharmaceuticals, biotechnology, medical specialties, managed health care, hospital/nursing management, medical/nursing services and services to the health industry businesses. Emerging market companies include those that are classified by the provider of the Underlying Index, Solactive AG (“Index Provider”), as having one of the following countries of risk: Brazil, Chile, China, Czech Republic, Colombia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Thailand, Turkey or United Arab Emirates. An issuer’s country of risk is determined based upon FactSet data and is based upon factors such as the location of management, country of domicile, country of listing, primary exchange, sales, revenues and currency exposures. Shares listed locally in the United Arab Emirates are generally not eligible for inclusion in the Underlying Index. The Underlying Index may include small-cap, mid-cap and large-cap companies.

The Underlying Index applies the following screens so that the securities eligible for inclusion in the Underlying Index, at the time of rebalance: (1) are issued by companies with a minimum market capitalization of $1 billion (or $5 billion in the case of China A-Shares); (2) have a minimum average daily trading volume of $1 million as measured over the last month and six month periods; (3) must have traded on 90% of the eligible trading days over the last six months; and (4) trade at a price below $10,000 per share. If the stock does not have a trading history of six months, the stock must have started trading at least three months before being added to the Underlying Index and must have traded on 90% of the eligible trading days during such time.

The Underlying Index is weighted according to each component’s free-float adjusted market capitalization, but is modified so that, as of the rebalance date, no issuer constitutes more than 4.5% of the Underlying Index and the issuers of any one country do not constitute more than 45% of the Underlying Index. Any excess weights will be redistributed pro rata among the other index constituents. The Underlying Index includes only securities of issuers that have a free float market capitalization of 10% or more of their total market capitalization. Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. China A-Shares eligible for inclusion in the Underlying Index must be tradeable through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program. The Underlying Index will not remove certain securities that no longer qualify for initial inclusion in certain scenarios to reduce the Underlying Index’s turnover.

The Underlying Index was launched on January 8, 2018 with a base date of March 20, 2012, and a base value of 100. The Underlying Index is rebalanced quarterly. As of August 28, 2018, the Underlying Index included approximately 84 securities of companies with a market capitalization range of $925 million to $38 billion and a weighted average market capitalization of $11 billion and the largest markets represented in the underlying index were China (39%) and South Korea (26%). The Underlying Index includes securities of issuers engaged in the healthcare sector, but its exposure to the industries within that sector are not fixed and subject to change. The foregoing information is subject to change.

•	In the “Additional Information About the Funds” section, the table below the “Principal Investment Risks” heading is modified to insert an X in the “South Korea” row of the “KMED” column.

Supplement Closing [Text Block]	cik0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.